Quarterly Report
July 31, 2019
MFS®  Commodity Strategy Fund

Consolidated Portfolio of Investments
7/31/19 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 85.2%
Aerospace – 0.4%
Boeing Co., 2.3%, 8/01/2021	$2,524,000	$2,521,788
Asset-Backed & Securitized – 23.4%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$252,269	$249,702
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.672% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	2,726,878	2,682,019
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,494,547
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,274,745
Arbor Realty CLO Ltd., 2019-FL1, “A”, FLR, 3.542% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,110,500	2,114,457
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.625% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,150,805
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,747,578
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,321,626
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.177% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	556,901
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.875% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,179,608
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.425% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,512,000	1,512,003
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.675% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,182,648
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 3.825% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,635,470	1,635,470
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.772%, 12/15/2051 (i)(z)	19,653,529	1,180,130
BSPRT Ltd., 2018-FL4, FLR, 4.425% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,819,241
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	1,393,546	1,401,156
BXMT Ltd., 2017-FL1 “A”, FLR, 3.184% (LIBOR - 1mo. + 0.87%), 6/15/2035 (n)	1,415,000	1,415,443
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,715,000	2,750,093
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.313%, 5/10/2050 (i)	12,013,399	887,325
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	834,131
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	372,739
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	535,781
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	577,364
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	707,437
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	174,779	174,726
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	820,000	820,210
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	123,274	123,234
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,826,729
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.523% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,261,829	2,261,852
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.003% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,247,714
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	509,348
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,650,454
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	555,000	554,117
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	905,000	909,125
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	548,357	548,556
DT Auto Owner Trust, 2017-2A, “D”, 3.89%, 1/15/2023 (n)	1,290,000	1,297,391
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	713,582	713,988
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	576,000	583,342
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	31,802	31,779
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 4.014% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,788,500	1,794,104
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,186,868	1,187,510
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	1,825,000	1,843,795
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,050,000	2,044,059
Flagship CLO, 2014-8A, “BRR”, FLR, 3.722% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,598,837	1,588,122
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,602,000	1,601,555
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.611% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	2,319,000	2,318,995
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	630,611	631,728
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,172,000	1,182,767
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	910,478
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	1,009,007
Grand Avenue CRE Ltd., 2019-FL1, “A”, 3.445%, 6/15/2037 (n)	1,444,500	1,445,403
Granite Point Mortgage Trust, Inc., FLR, 3.198% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	1,667,537	1,668,059
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,104,000	2,125,724

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.045%, 5/10/2050 (i)	$10,961,177	$752,557
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.279%, 8/10/2050 (i)	11,410,889	806,489
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	112,033	111,922
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	1,366,399	1,366,324
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	862,000	875,058
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	502,306
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.264% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	943,018
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.164% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,661,023	1,657,658
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.225% (LIBOR - 1mo. + 0.9%), 6/17/2037 (z)	1,824,299	1,823,514
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	1,765,775	1,809,410
JPMorgan Chase Commercial Mortgage Securities Corp., 1.078%, 9/15/2050 (i)	13,019,099	816,921
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 4.314% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,181,916
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.825% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,735,843
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.875% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	580,965
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.695% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,108,000	2,111,980
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	2,652,449	2,632,810
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,283,932	1,276,731
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,154,233
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.5% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,570,725
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.753% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	2,020,596
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.429%, 5/15/2050 (i)	11,876,567	858,531
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.441%, 6/15/2050 (i)	4,665,699	358,039
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.867%, 12/15/2051 (i)	16,453,166	1,084,247
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 7/20/2024 (n)	1,809,670	1,808,691
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.1% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,323,875
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,027,000	1,026,887
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	1,072,000	1,070,144
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	1,112,012	1,109,164
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	882,235	882,485
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “C”, FLR, 3.216% (LIBOR - 1mo. + 0.95%), 5/28/2024 (n)	397,000	397,064
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “B”, FLR, 3.066% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	302,000	302,454
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “C”, FLR, 3.316% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	340,000	340,766
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 3.553%, 1/15/2028 (z)	2,729,000	2,674,035
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,475,368
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	938,000	937,795
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	769,513
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 3.566% (LIBOR - 3mo. + 1.3%), 10/26/2027 (z)	2,211,957	2,199,851
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,525,000	1,520,040
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	775,390	776,191
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 3.029% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	107,288	107,317
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	820,000	831,928
PFS Financing Corp., 2017-C, “A”, FLR, 2.795% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	670,000	669,594
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	769,000	770,000
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,246,000	1,246,957
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,406,000	1,412,550
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	866,000	864,996
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	702,374
Shelter Growth CRE, 2018-FL1, “A”, FLR, 3.325% (LIBOR - 1mo. + 1%), 1/15/2035 (n)	432,796	432,931
Shelter Growth CRE, 2019-FL2, “A”, FLR, 3.425% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,705,500	2,707,191
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	168,932	168,674
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.495% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,512,975
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.477% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,142,961
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.627% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	676,955
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.077% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,165,178
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.889% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,917,633
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,009,897	1,007,613
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.014%, 11/15/2050 (i)	7,917,188	476,121
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.006%, 12/15/2051 (i)	8,066,046	605,187
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	68,197	68,156

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	$769,000	$767,504
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	56,252	56,226
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	771,142	773,021
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,174,000	1,172,531
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	2,276,538	2,335,879
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 3.753% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	2,079,666	2,079,637
		$142,505,025
Automotive – 1.5%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$1,655,083
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	984,000	1,013,098
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,287,244
Harley-Davidson Financial Services, FLR, 3.46% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,473,000	1,471,942
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,082,000	1,101,303
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,177,000	1,196,699
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,177,000	1,213,481
		$8,938,850
Broadcasting – 0.4%
Fox Corp., 3.666%, 1/25/2022 (n)	$716,000	$737,961
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,512,000	1,529,302
		$2,267,263
Brokerage & Asset Managers – 0.9%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,060,000	$3,082,159
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,520,000	2,531,559
		$5,613,718
Cable TV – 0.9%
Comcast Corp., 3.45%, 10/01/2021	$1,507,000	$1,544,779
NBCUniversal Media LLC, 4.375%, 4/01/2021	1,800,000	1,861,854
Time Warner Cable, Inc., 5%, 2/01/2020	2,308,000	2,334,594
		$5,741,227
Computer Software – 0.7%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$2,707,000	$2,783,366
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,422,000	1,468,254
		$4,251,620
Computer Software - Systems – 0.2%
Panasonic Corp., 2.536%, 7/19/2022 (z)	$1,336,000	$1,336,084
Conglomerates – 1.4%
Roper Technologies, Inc., 2.8%, 12/15/2021	$508,000	$510,811
United Technologies Corp., 3.1%, 6/01/2022	881,000	899,822
United Technologies Corp., 3.65%, 8/16/2023	3,088,000	3,234,747
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	2,892,000	3,038,098
Westinghouse Air Brake Technologies Corp., FLR, 3.71% (LIBOR - 3mo. + 1.05%), 9/15/2021	754,000	754,179
		$8,437,657
Consumer Products – 0.4%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,414,000	$2,407,164
Consumer Services – 0.5%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,514,998
QVC, Inc., 5.125%, 7/02/2022	1,468,000	1,533,631
		$3,048,629

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.2%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,408,000	$1,408,198
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$3,985,000	$4,000,545
Broadcom, Inc., 3.125%, 4/15/2021 (n)	1,550,000	1,558,570
Microchip Technology, Inc., 3.922%, 6/01/2021	2,558,000	2,602,091
		$8,161,206
Emerging Market Quasi-Sovereign – 0.4%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,796,429
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	938,318
		$2,734,747
Energy - Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$806,583
Cenovus Energy, Inc., 3%, 8/15/2022	2,172,000	2,173,954
Cenovus Energy, Inc., 3.8%, 9/15/2023	689,000	705,937
Eni S.p.A., 4%, 9/12/2023 (n)	740,000	772,398
		$4,458,872
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$837,164
Financial Institutions – 1.9%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$1,723,000	$1,781,805
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,818,000	1,842,907
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,155,090
GE Capital International Funding Co., 2.342%, 11/15/2020	6,947,000	6,917,152
		$11,696,954
Food & Beverages – 0.7%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,039,000	$1,067,325
Conagra Brands, Inc., FLR, 3.027% (LIBOR - 3mo. + 0.75%), 10/22/2020	742,000	742,305
Constellation Brands, Inc., FLR, 3.218% (LIBOR - 3mo. + 0.7%), 11/15/2021	739,000	739,259
Diageo PLC, 3%, 5/18/2020	967,000	971,840
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	505,123
		$4,025,852
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 4/15/2021	$194,000	$197,969
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,405,000	1,514,716
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,585,000	1,592,277
		$3,304,962
Health Maintenance Organizations – 0.2%
Halfmoon Parent, Inc., FLR, 3.06% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$1,496,000	$1,496,642
Industrial – 0.1%
Century Housing Corp., 3.995%, 11/01/2021	$691,000	$705,715
Insurance – 0.4%
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$2,200,000	$2,195,239
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,775,000	$1,768,468
Insurance - Property & Casualty – 0.3%
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	$1,522,000	$1,537,455

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 1.1%
Caisse d'Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$1,230,000	$1,227,948
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,977,014
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	580,000	579,628
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	2,001,172
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	713,393
		$6,499,155
Internet – 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,303,409
Local Authorities – 0.4%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,386,410
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$2,019,926
Major Banks – 7.7%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$3,685,000	$3,696,505
Barclays PLC, 4.61%, 2/15/2023	5,181,000	5,331,164
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,724,879
Credit Agricole, “A”, FLR, 3.767% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	763,436
Credit Suisse Group AG, 3.8%, 9/15/2022	1,764,000	1,822,351
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,095,057
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,910,000	1,902,968
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,661,000	2,697,335
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	966,820
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,888,421
KeyBank N.A., 3.3%, 2/01/2022	772,000	789,862
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	449,000	451,763
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,593,000	1,624,637
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,007,582
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	1,150,000	1,165,748
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,282,000	1,312,901
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,199,943
SunTrust Bank, 2.8%, 5/17/2022	2,110,000	2,131,430
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	5,533,000	5,658,246
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	3,100,000	3,125,184
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,387,963
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,342,000	1,365,327
		$47,109,522
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$796,000	$794,245
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	956,270
		$1,750,515
Medical Equipment – 0.4%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$1,894,000	$1,895,520
Zimmer Biomet Holdings, Inc., FLR, 3.168% (LIBOR - 3mo. + 0.75%), 3/19/2021	356,000	356,020
		$2,251,540
Metals & Mining – 0.5%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$729,000	$762,884
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	612,806
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,327,211
Vale Overseas Ltd., 4.375%, 1/11/2022	285,000	293,553
		$2,996,454

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,661,000	$1,695,643
El Paso LLC, 6.5%, 9/15/2020	1,874,000	1,953,162
MPLX LP, 3.375%, 3/15/2023	471,000	482,166
		$4,130,971
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$281,046	$292,254
Fannie Mae, 4%, 3/01/2025	25,773	26,771
Fannie Mae, 3%, 12/01/2031	583,869	596,595
Fannie Mae, 2%, 5/25/2044	1,670,476	1,649,876
Freddie Mac, 0.88%, 4/25/2024	127,338	4,284
Freddie Mac, 4%, 7/01/2025	198,345	206,468
		$2,776,248
Municipals – 0.5%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$3,058,000	$2,774,676
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$919,000	$995,410
Phillips 66, FLR, 3.121% (LIBOR - 3mo. + 0.6%), 2/26/2021	839,000	839,088
		$1,834,498
Other Banks & Diversified Financials – 1.9%
American Express Co., 3.7%, 11/05/2021	$1,473,000	$1,516,278
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	1,854,000	1,851,005
Compass Bank, 3.5%, 6/11/2021	1,498,000	1,523,001
Compass Bank, 2.875%, 6/29/2022	2,837,000	2,856,144
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,194,650
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,247,043
Groupe BPCE S.A., FLR, 3.675% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,205,223
		$11,393,344
Pharmaceuticals – 2.2%
Actavis Funding SCS, 3%, 3/12/2020	$1,058,000	$1,060,252
Actavis Funding SCS, 3.45%, 3/15/2022	2,322,000	2,365,407
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	2,275,000	2,306,642
Bristol-Myers Squibb Co., FLR, 2.904% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	421,000	421,980
Celgene Corp., 2.875%, 8/15/2020	1,912,000	1,919,459
Celgene Corp., 2.75%, 2/15/2023	1,297,000	1,307,958
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,737,805
Takeda Pharmaceutical Co. Ltd., 3.8%, 11/26/2020 (n)	1,031,000	1,048,277
		$13,167,780
Printing & Publishing – 0.2%
Moody's Corp., 3.25%, 6/07/2021	$1,266,000	$1,283,900
Retailers – 0.4%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$1,786,000	$1,784,574
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	580,000	588,075
		$2,372,649
Telecommunications - Wireless – 1.2%
American Tower Corp., REIT, 2.8%, 6/01/2020	$573,000	$573,998
American Tower Corp., REIT, 2.25%, 1/15/2022	2,250,000	2,238,096
American Tower Corp., REIT, 3%, 6/15/2023	1,462,000	1,482,557
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	617,146
Crown Castle International Corp., 3.15%, 7/15/2023	755,000	769,747
SBA Tower Trust, 2.877%, 7/09/2021 (n)	660,000	660,538

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$878,000	$878,110
		$7,220,192
Tobacco – 1.1%
B.A.T Capital Corp., 2.297%, 8/14/2020	$2,011,000	$2,006,216
B.A.T Capital Corp., 2.764%, 8/15/2022	708,000	707,910
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,866,000	3,874,560
		$6,588,686
Transportation - Services – 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$2,399,849
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.25%, 7/01/2021	$89,022	$89,365
U.S. Treasury Obligations – 24.8%
U.S. Treasury Notes, 1%, 9/30/2019 (s)	$15,000,000	$14,971,643
U.S. Treasury Notes, 1%, 11/15/2019 (s)	15,000,000	14,950,781
U.S. Treasury Notes, 1.375%, 2/15/2020 (s)	15,000,000	14,933,789
U.S. Treasury Notes, 2.25%, 3/31/2020 (s)	15,000,000	15,011,133
U.S. Treasury Notes, 2.375%, 3/15/2021 (f)	8,081,000	8,135,610
U.S. Treasury Notes, 2.25%, 3/31/2021	14,000,000	14,068,359
U.S. Treasury Notes, 2.625%, 6/15/2021	29,872,000	30,257,069
U.S. Treasury Notes, 1.875%, 2/28/2022	26,429,000	26,431,065
U.S. Treasury Notes, 1.875%, 4/30/2022	12,189,000	12,191,381
		$150,950,830
Utilities - Electric Power – 2.1%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,136,000	$1,136,108
Emera U.S. Finance LP, 2.7%, 6/15/2021	468,000	468,523
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,836,926
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,755,000	2,868,518
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	586,589
Florida Power & Light Co., FLR, 2.97% (LIBOR - 3mo. + 0.4%), 5/06/2022	1,398,000	1,398,528
NextEra Energy, Inc., 2.9%, 4/01/2022	1,411,000	1,434,323
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,056,000	1,073,877
WEC Energy Group, Inc., 3.1%, 3/08/2022	826,000	838,707
		$12,642,099
Total Bonds		$518,342,517
Investment Companies (h) – 6.4%
Money Market Funds – 6.4%
MFS Institutional Money Market Portfolio, 2.31% (v)	38,897,319	$38,897,319
Short-Term Obligations (s)(y) – 8.4%
American Honda Finance Corp., 2.22%, due 8/21/2019	$1,000,000	$998,778
Cisco Systems, Inc., 2.22%, due 8/20/2019	4,000,000	3,995,313
Exxon Mobil Corp., 2.28%, due 8/05/2019	4,000,000	3,998,987
Federal Home Loan Bank, 2.15%, due 8/01/2019	30,170,000	30,170,000
Novartis Finance Corp., 2.28%, due 8/06/2019	4,000,000	3,998,733
Sumitomo Mitsui Banking Corp., 2.29%, due 8/01/2019	4,000,000	4,000,000
Toronto-Dominion Bank, 2.22%, due 8/21/2019	2,000,000	1,997,539
Walmart, Inc., 2.16%, due 8/05/2019	1,500,000	1,499,640
Total Short-Term Obligations		$50,658,990

Other Assets, Less Liabilities – 0.0%		293,578
Net Assets – 100.0%		$608,192,404

Consolidated Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,897,319 and $569,001,507, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,194,098, representing 32.9% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.772%, 12/15/2051	12/06/18	$1,179,341	$1,180,130
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.225% (LIBOR - 1mo. + 0.9%), 6/17/2037	7/24/19	1,821,236	1,823,514
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 3.553%, 1/15/2028	11/15/17	2,729,000	2,674,035
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 3.566% (LIBOR - 3mo. + 1.3%), 10/26/2027	11/27/17	2,211,957	2,199,851
Panasonic Corp., 2.536%, 7/19/2022	7/10/19	1,336,000	1,336,084
Total Restricted Securities			$9,213,614
% of Net assets			1.5%
The following abbreviations are used in this report and are defined:
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc.
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust

Consolidated Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	90	$19,296,563	September – 2019	$22,886
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
7/15/21	USD	35,500,000	Goldman Sachs International	1.88% (fixed rate) / Semi-annually	LIBOR - 3mo. (floating rate) / Quarterly	$(38,367)	$—	$(38,367)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
8/21/19	USD	4,627,724	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKCTR (floating rate)	$9,746	$—	$9,746
12/19/19	USD	6,485,251	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.15%	235,713	—	235,713
1/08/20	USD	6,585,190	Merrill Lynch International	3 month T-Bill + 0%	BCOMSMT (floating rate)	13,099	—	13,099
2/28/20	USD	5,495,348	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKWT (floating rate)	11,507	—	11,507
6/26/20	USD	6,128,674	Merrill Lynch International	3 month T-Bill + 0.01%	BCOMSBTR (floating rate)	11,975	—	11,975
7/17/20	USD	2,997,771	Merrill Lynch International	3 month T-Bill + 0%	BCOMBOTR (floating rate)	5,759	—	5,759
8/11/20	USD	4,924,648	Merrill Lynch International	3 month T-Bill + 0.02%	BCOMALTR (floating rate)	6,721	—	6,721
8/18/20	USD	7,092,710	Morgan Stanley	3 month T-Bill + 0.03%	BCOMCTTR (floating rate)	6,170	—	6,170
8/25/20	USD	11,945,211	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	7,308	—	7,308
						$307,998	$—	$307,998
Liability Derivatives
Total Return Swaps
8/21/19	USD	56,560,827	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$(54,448)	$—	$(54,448)
8/21/19	USD	65,987,632	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(63,281)	—	(63,281)
8/21/19	USD	30,063,807	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(30,047)	—	(30,047)
8/21/19	USD	9,436,446	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	(18,940)	—	(18,940)
8/21/19	USD	11,405,402	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(9,684)	—	(9,684)

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
10/28/19	USD	8,254,814	JPMorgan Chase Bank N.A.	BCOMZSTR (floating rate)	3 month T-Bill + 0.09%	$(16,535)	$—	$(16,535)
11/26/19	USD	15,391,180	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(13,069)	—	(13,069)
12/19/19	USD	8,056,365	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(15,641)	—	(15,641)
1/08/20	USD	17,238,030	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(14,795)	—	(14,795)
1/08/20	USD	18,252,031	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(15,500)	—	(15,500)
2/20/20	USD	20,646,419	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(19,800)	—	(19,800)
3/19/20	USD	55,474,470	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(47,609)	—	(47,609)
4/14/20	USD	5,488,523	JPMorgan Chase Bank N.A.	BCOMHGTR (floating rate)	3 month T-Bill + 0.08%	(10,913)	—	(10,913)
4/14/20	USD	7,819,268	Merrill Lynch International	BCOMGOT (floating rate)	3 month T-Bill + 0.09%	(15,263)	—	(15,263)
4/14/20	USD	7,819,619	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(15,025)	—	(15,025)
4/22/20	USD	21,236,942	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(18,225)	—	(18,225)
4/22/20	USD	21,236,942	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(17,838)	—	(17,838)
4/22/20	USD	20,271,626	Citibank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.11%	(12,584)	—	(12,584)
4/22/20	USD	6,783,781	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(6,506)	—	(6,506)
4/22/20	USD	20,271,626	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(17,582)	—	(17,582)
6/04/20	USD	8,846,404	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(7,431)	—	(7,431)
6/04/20	USD	9,851,568	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(9,448)	—	(9,448)
6/04/20	USD	73,653,647	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(73,610)	—	(73,610)
7/17/20	USD	5,314,970	JPMorgan Chase Bank N.A.	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(10,252)	—	(10,252)
8/04/20	USD	5,107,669	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(8,535)	—	(8,535)
8/04/20	USD	9,179,556	Merrill Lynch International	BCOMCNTR (floating rate)	3 month T-Bill + 0.09%	(17,172)	—	(17,172)
8/11/20	USD	92,726,228	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(36,520)	—	(36,520)
8/18/20	USD	7,075,948	Morgan Stanley	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(6,286)	—	(6,286)
						$(602,539)	$—	$(602,539)
At July 31, 2019, the fund had cash collateral of $15,885,625 and other liquid securities with an aggregate value of $59,438,042 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $30,063,807*	Notional Amount: $73,653,647*	Notional Amount: $92,726,228*
Long Futures Contracts
Aluminum November 2019	3.0%	$900,993	$2,207,353	$2,778,946
Aluminum September 2019	1.1%	325,002	796,225	1,002,407
Brent Oil November 2019	8.0%	2,405,708	5,893,769	7,419,959
Coffee December 2019	1.8%	531,664	1,302,529	1,639,818
Coffee September 2019	0.6%	186,501	456,911	575,228
Copper Comex December 2019	5.3%	1,584,928	3,882,931	4,888,415
Copper Comex September 2019	1.9%	574,184	1,406,699	1,770,963
Corn December 2019	4.5%	1,348,712	3,304,224	4,159,851
Corn September 2019	1.6%	478,778	1,172,963	1,476,701
Cotton December 2019	1.2%	362,474	888,028	1,117,983
Gasoil November 2019	2.1%	621,209	1,521,906	1,916,003
Gasoil September 2018	0.8%	226,269	554,339	697,884
Gasoline RBOB November 2019	2.0%	603,140	1,477,639	1,860,273
Gasoline RBOB September 2018	0.8%	244,907	600,003	755,374
Gold December 2019	13.2%	3,971,171	9,729,015	12,248,340
Heating Oil November 2019	1.7%	515,135	1,262,034	1,588,837
Heating Oil September 2018	0.6%	186,451	456,789	575,074
Kansas Wheat December 2019	0.8%	241,795	592,376	745,772
Kansas Wheat September 2019	0.3%	84,383	206,730	260,262
Lean Hogs October 2019	2.1%	617,228	1,512,153	1,903,725
Live Cattle October 2019	3.5%	1,040,188	2,548,368	3,208,267
Natural Gas November 2019	4.8%	1,442,657	3,534,381	4,449,608
Natural Gas September 2019	1.7%	502,763	1,231,724	1,550,679
Nickel November 2019	2.5%	752,867	1,844,457	2,322,078
NickelSeptember 2019	0.9%	273,845	670,897	844,625
Silver December 2019	2.9%	870,605	2,132,904	2,685,218
Silver September 2019	1.0%	314,133	769,597	968,883
Soybean Meal December 2019	3.2%	949,707	2,326,698	2,929,196
Soybean Oil December 2019	3.0%	894,358	2,191,097	2,758,480
Soybeans November 2019	5.6%	1,672,230	4,096,814	5,157,682
Sugar October 2019	2.9%	884,248	2,166,329	2,727,300
West Texas Intermediate November 2019	6.5%	1,961,954	4,806,612	6,051,282
West Texas Intermediate September 2019	2.4%	713,073	1,746,964	2,199,340
Wheat December 2019	2.1%	639,703	1,567,216	1,973,046
Wheat September 2019	0.8%	229,790	562,964	708,744
Zinc November 2019	2.2%	667,708	1,635,825	2,059,421
Zinc September 2019	0.8%	243,349	596,184	750,565
	100.0%	$30,063,807	$73,653,647	$92,726,228
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2019, the Subsidiary’s net assets were $108,740,222, which represented 17.9% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contract and swap agreements. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$151,040,195	$—	$151,040,195
Non-U.S. Sovereign Debt	—	9,233,902	—	9,233,902
Municipal Bonds	—	2,774,676	—	2,774,676
U.S. Corporate Bonds	—	117,680,521	—	117,680,521
Residential Mortgage-Backed Securities	—	9,721,027	—	9,721,027
Commercial Mortgage-Backed Securities	—	42,850,449	—	42,850,449
Asset-Backed Securities (including CDOs)	—	92,709,798	—	92,709,798
Foreign Bonds	—	92,331,949	—	92,331,949
Short Term Securities	—	50,658,990	—	50,658,990
Mutual Funds	38,897,319	—	—	38,897,319
Total	$38,897,319	$569,001,507	$—	$607,898,826
Other Financial Instruments
Futures Contracts - Assets	$22,886	$—	$—	$22,886
Swap Agreements - Assets	—	307,998	—	307,998
Swap Agreements - Liabilities	—	(640,906)	—	(640,906)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,288,030	$178,990,333	$207,382,795	$2,556	$(805)	$38,897,319
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$734,883	$—